NET LOSS PER SHARE	3 Months Ended
Mar. 31, 2021
Earnings Per Share [Abstract]
NET LOSS PER SHARE
NOTE 9 — NET LOSS PER SHARE
Net loss per share is computed by dividing net loss by the weighted-average number of shares of common stock outstanding during the period. The Company has not considered the effect of the warrants sold in the Public Offering and Private Placement to purchase an aggregate of 17,500,000 shares in the calculation of diluted loss per share, since the exercise of the warrants are contingent upon the occurrence of future events and the inclusion of such warrants would be anti-dilutive.

The Company’s statement of operations includes a presentation of loss per share for common shares subject to possible redemption in a manner similar to the two-class
method of loss per share. Net loss per common share, basic and diluted, for Common stock subject to possible redemption is calculated by dividing the proportionate share of income or loss on marketable securities held by the Trust Account, net of applicable franchise and income taxes, by the weighted average number of Common stock subject to possible redemption outstanding since original issuance.
Net loss per share, basic and diluted, for
non-redeemable
common
s
tock is calculated by dividing the net loss, adjusted for income or loss on marketable securities attributable to Common stock subject to possible redemption, by the weighted average number of non-redeemable
common stock outstanding for the period.
Non-redeemable
common stock includes Founder Shares and
non-redeemable
shares of common stock as these shares do not have any redemption features. Nonredeemable common stock participates in the income or loss on marketable securities based on non-redeemable
common stock shares’ proportionate interest.

Three Months Ended March 31, 2021
Common stock subject to possible redemption
Numerator: Earnings allocable to Common stock subject to possible redemption
Interest earned on marketable securities held in Trust Account	$61,910
Unrealized gain on marketable securities held in Trust Account	9,455

Net loss allocable to shares subject to possible redemption	$71,365
Denominator: Weighted Average Common stock subject to possible redemption
Basic and diluted weighted average shares outstanding	19,801,982

Basic and diluted net income per share	$0.00

Non-Redeemable Common Stock
Numerator: Net Loss minus Net Earnings
Net loss	$(51,352,965)
Net loss allocable to Common stock subject to possible redemption	(71,365)

Non-Redeemable Net Loss	$(51,424,330)

Denominator: Weighted Average Non-Redeemable Common Stock
Basic and diluted weighted average shares outstanding	8,948,018

Basic and diluted net loss per share	$(5.75)